Baird Short-Term Bond Fund
Schedule of Investments
March 31, 2026 (Unaudited)

CORPORATE BONDS - 52.7%	Par	Value
Financials - 20.3%
ABN AMRO Bank NV
4.80%, 04/18/2026 (a)	$12,400,000	$12,393,946
4.99% to 12/03/2027 then 1 yr. CMT Rate + 0.78%, 12/03/2028 (Callable 12/03/2027) (a)	4,150,000	4,180,480
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027) (a)	50,000,000	50,439,721
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63%, 10/15/2027 (Callable 08/15/2027)	7,300,000	7,308,816
5.75%, 06/06/2028 (Callable 05/06/2028)	23,000,000	23,564,912
4.13%, 02/28/2029 (Callable 01/28/2029)	12,000,000	11,837,671
AIB Group PLC, 6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028) (a)	37,724,000	39,481,593
Air Lease Corp., 5.85%, 12/15/2027 (Callable 11/15/2027)	2,668,000	2,723,737
Aircastle Ltd.
2.85%, 01/26/2028 (Callable 11/26/2027) (a)	23,114,000	22,391,735
6.50%, 07/18/2028 (Callable 06/18/2028) (a)	22,700,000	23,534,397
Ally Financial, Inc., 5.74% (SOFR + 1.96%), 05/15/2029 (Callable 05/15/2028)	20,000,000	20,311,915
American National Global Funding, 4.63%, 12/15/2028 (a)	34,950,000	34,681,639
Athene Global Funding, 5.58%, 01/09/2029 (a)	7,062,000	7,126,931
Aviation Capital Group LLC
4.75%, 04/14/2027 (a)	20,629,000	20,651,998
3.50%, 11/01/2027 (Callable 07/01/2027) (a)	20,035,000	19,672,042
6.25%, 04/15/2028 (Callable 03/15/2028) (a)	5,000,000	5,139,419
Avolon Holdings Funding Ltd., 4.20%, 04/15/2029 (Callable 03/15/2029) (a)	31,575,000	30,983,353
Banco Santander SA
4.18% to 03/24/2027 then 1 yr. CMT Rate + 2.00%, 03/24/2028 (Callable 03/24/2027)	15,000,000	14,933,919
5.37% to 07/15/2027 then 1 yr. CMT Rate + 0.95%, 07/15/2028 (Callable 07/15/2027)	5,000,000	5,053,936
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028 (Callable 04/27/2027)	15,069,000	15,057,912
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029 (Callable 03/05/2028)	25,000,000	24,773,217
Bank of Ireland Group PLC, 5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029) (a)	23,400,000	23,997,424
Bank of Montreal
5.37%, 06/04/2027	9,375,000	9,489,087
4.34% (SOFR + 0.89%), 03/19/2030 (Callable 03/19/2029)	21,000,000	20,907,956
Bank of New York Mellon, 4.73% to 04/20/2028 then SOFR + 1.14%, 04/20/2029 (Callable 04/20/2028)	21,700,000	21,854,344
Bank of Nova Scotia, 4.40% to 09/08/2027 then SOFR + 1.00%, 09/08/2028 (Callable 09/08/2027)	47,225,000	47,174,190
Banque Federative du Credit Mutuel SA, 5.19%, 02/16/2028 (a)	28,700,000	29,078,305
Barclays PLC
5.50% to 08/09/2027 then 1 yr. CMT Rate + 2.65%, 08/09/2028 (Callable 08/09/2027)	30,000,000	30,343,111
5.09% to 02/25/2028 then SOFR + 0.96%, 02/25/2029 (Callable 02/25/2028)	23,750,000	23,944,343
4.22% to 05/24/2029 then SOFR + 0.93%, 05/24/2030 (Callable 05/24/2029)	7,600,000	7,482,148
BNP Paribas SA
4.63%, 03/13/2027 (a)	1,300,000	1,299,833
3.50%, 11/16/2027 (a)	5,000,000	4,922,469
4.79% to 05/09/2028 then SOFR + 1.45%, 05/09/2029 (Callable 05/09/2028) (a)	42,000,000	42,149,307
BPCE SA
3.50%, 10/23/2027 (a)	30,602,000	30,143,730
6.71% to 10/19/2028 then SOFR + 2.27%, 10/19/2029 (Callable 10/19/2028) (a)	3,125,000	3,268,958
Brighthouse Financial Global Funding, 5.55%, 04/09/2027 (a)	30,000,000	30,193,015
Brown & Brown, Inc., 4.70%, 06/23/2028 (Callable 05/23/2028)	13,397,000	13,435,769
Canadian Imperial Bank of Commerce, 5.24%, 06/28/2027	50,000,000	50,548,599
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (Callable 01/14/2027) (a)	15,000,000	14,951,355
Capital One Financial Corp., 6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)	31,000,000	32,054,440
Capital One NA, 5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028	16,000,000	16,389,191
Centene Corp.
4.25%, 12/15/2027 (Callable 04/16/2026)	22,159,000	21,767,111
2.45%, 07/15/2028 (Callable 05/15/2028)	15,000,000	13,969,477
Citigroup, Inc.
3.07% to 02/24/2027 then SOFR + 1.28%, 02/24/2028 (Callable 02/24/2027)	15,000,000	14,819,213
4.79% to 03/04/2028 then SOFR + 0.87%, 03/04/2029 (Callable 03/04/2028)	45,000,000	45,226,904
Citizens Bank NA/Providence RI, 4.19% to 01/29/2028 then SOFR + 0.70%, 01/29/2029 (Callable 01/29/2028)	22,625,000	22,482,990
CNO Global Funding
5.88%, 06/04/2027 (a)	35,000,000	35,478,588
4.88%, 12/10/2027 (a)	8,500,000	8,519,819
4.38%, 09/08/2028 (a)	11,000,000	10,906,222
Cooperatieve Rabobank UA
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (Callable 08/22/2027) (a)	2,500,000	2,504,980
5.45% to 03/05/2029 then 1 yr. CMT Rate + 1.12%, 03/05/2030 (Callable 03/05/2029) (a)	9,350,000	9,560,261
Corebridge Global Funding, 4.65%, 08/20/2027 (a)	14,500,000	14,511,020
Credit Agricole SA
5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029 (Callable 01/09/2028) (a)	8,600,000	8,694,112
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028) (a)	1,000,000	1,041,022
Danske Bank AS
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027) (a)	1,392,000	1,389,933
4.66% to 03/27/2028 then 1 yr. CMT Rate + 0.75%, 03/27/2029 (Callable 03/27/2028) (a)	33,500,000	33,572,735
Deutsche Bank AG/New York NY
5.37% to 01/10/2028 then SOFR + 1.21%, 01/10/2029 (Callable 01/10/2028)	24,000,000	24,276,392
6.72% to 01/18/2028 then SOFR + 3.18%, 01/18/2029 (Callable 01/18/2028)	11,500,000	11,914,522
Digital Realty Trust LP, 5.55%, 01/15/2028 (Callable 12/15/2027)	30,129,000	30,662,922
Equitable America Global Funding, 4.30%, 12/15/2028 (a)	24,300,000	24,101,328
Extra Space Storage LP, 3.88%, 12/15/2027 (Callable 09/15/2027)	34,960,000	34,632,690
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027 (a)	12,700,000	12,747,728
5.70%, 03/14/2028 (a)	13,000,000	13,321,773
Goldman Sachs Group, Inc.
4.94% (SOFR + 1.32%), 04/23/2028 (Callable 04/23/2027)	15,000,000	15,073,285
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 (Callable 04/23/2028)	35,000,000	34,526,222
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	10,000,000	9,943,575
Host Hotels & Resorts LP, 4.25%, 12/15/2028 (Callable 11/15/2028)	13,975,000	13,809,378
HSBC Holdings PLC
5.60% to 05/17/2027 then SOFR + 1.06%, 05/17/2028 (Callable 05/17/2027)	7,000,000	7,078,637
5.13% to 11/19/2027 then SOFR + 1.04%, 11/19/2028 (Callable 11/19/2027)	24,300,000	24,477,148
4.40% to 03/10/2029 then SOFR + 0.99%, 03/10/2030 (Callable 03/10/2029)	19,150,000	19,007,976
ING Groep NV
4.02% to 03/28/2027 then SOFR + 1.83%, 03/28/2028 (Callable 03/28/2027)	4,988,000	4,964,861
4.86% to 03/25/2028 then SOFR + 1.01%, 03/25/2029 (Callable 03/25/2028)	10,312,000	10,376,595
Jefferies Financial Group, Inc., 6.45%, 06/08/2027	2,380,000	2,423,800
JPMorgan Chase & Co.
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028 (Callable 04/22/2027)	27,200,000	27,532,089
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028 (Callable 10/22/2027)	10,000,000	9,997,882
4.20% to 07/23/2028 then 3 mo. Term SOFR + 1.52%, 07/23/2029 (Callable 07/23/2028)	8,000,000	7,954,008
6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)	13,000,000	13,508,024
KBC Group NV, 5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (Callable 01/19/2028) (a)	41,951,000	42,871,934
Liberty Mutual Insurance Co., 7.88%, 10/15/2026 (a)	14,335,000	14,525,661
Lincoln Financial Global Funding, 4.20%, 01/12/2029 (a)	19,000,000	18,787,447
Lloyds Banking Group PLC
5.09% to 11/26/2027 then 1 yr. CMT Rate + 0.85%, 11/26/2028 (Callable 11/26/2027)	28,000,000	28,255,328
4.82% to 06/13/2028 then 1 yr. CMT Rate + 0.83%, 06/13/2029 (Callable 06/13/2028)	9,930,000	9,989,005
LPL Holdings, Inc.
5.70%, 05/20/2027 (Callable 04/20/2027)	30,000,000	30,277,037
4.63%, 11/15/2027 (Callable 04/11/2026) (a)	20,927,000	20,773,905
4.90%, 04/03/2028 (Callable 03/03/2028)	3,000,000	3,008,907
Macquarie Airfinance Holdings Ltd., 5.20%, 03/27/2028 (Callable 02/27/2028) (a)	20,000,000	20,072,092
Macquarie Group Ltd.
4.10% to 06/21/2027 then SOFR + 2.13%, 06/21/2028 (Callable 06/21/2027) (a)	15,318,000	15,222,664
3.76% to 11/28/2027 then 3 mo. Term SOFR + 1.63%, 11/28/2028 (Callable 11/28/2027) (a)	23,300,000	22,973,511
Manufacturers & Traders Trust Co., 4.76% to 07/06/2027 then SOFR + 0.95%, 07/06/2028 (Callable 07/06/2027)	26,500,000	26,573,161
Marex Group PLC, 5.83%, 05/08/2028 (Callable 04/08/2028)	25,000,000	25,269,819
Morgan Stanley
5.65% to 04/13/2027 then SOFR + 1.01%, 04/13/2028 (Callable 04/13/2027)	25,000,000	25,298,775
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029 (Callable 04/20/2028)	11,000,000	11,126,700
4.13% to 10/18/2028 then SOFR + 0.91%, 10/18/2029 (Callable 10/18/2028)	14,500,000	14,331,775
4.24% (SOFR + 0.80%), 01/09/2030 (Callable 01/09/2029)	5,000,000	4,949,543
Morgan Stanley Bank NA, 5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028 (Callable 05/26/2027)	19,800,000	20,025,183
Mutual of Omaha Cos. Global Funding, 5.35%, 04/09/2027 (a)	23,450,000	23,656,175
National Bank of Canada, 4.17% to 01/20/2028 then SOFR + 0.76%, 01/20/2029 (Callable 01/20/2028)	45,000,000	44,755,599
Nationwide Building Society
4.00%, 09/14/2026 (a)	34,021,000	33,928,816
4.30% to 03/08/2028 then 3 mo. LIBOR USD + 1.45%, 03/08/2029 (Callable 03/08/2028) (a)(b)	5,655,000	5,615,934
4.65% to 07/14/2028 then SOFR + 1.06%, 07/14/2029 (Callable 07/14/2028) (a)	19,000,000	19,017,144
NatWest Group PLC
4.89% to 05/18/2028 then 3 mo. LIBOR USD + 1.75%, 05/18/2029 (Callable 05/18/2028) (b)	24,000,000	24,167,726
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	5,085,000	5,231,975
Nomura Holdings, Inc., 5.84%, 01/18/2028	31,200,000	31,868,204
Principal Financial Group, Inc., 4.11%, 02/15/2028 (Callable 11/15/2027) (a)	4,700,000	4,656,880
Principal Life Global Funding II, 4.60%, 08/19/2027 (a)	17,750,000	17,800,251
Sammons Financial Group Global Funding, 5.05%, 01/10/2028 (a)	40,000,000	40,349,315
Santander UK Group Holdings PLC
2.47% to 01/11/2027 then SOFR + 1.22%, 01/11/2028 (Callable 01/11/2027)	5,000,000	4,917,745
3.82% to 11/03/2027 then 3 mo. LIBOR USD + 1.40%, 11/03/2028 (Callable 11/03/2027) (b)	2,500,000	2,467,824
4.32% to 09/22/2028 then SOFR + 1.07%, 09/22/2029 (Callable 09/22/2028)	28,000,000	27,737,368
SMBC Aviation Capital Finance DAC
2.30%, 06/15/2028 (Callable 04/15/2028) (a)	27,410,000	26,080,300
5.30%, 04/03/2029 (Callable 03/03/2029) (a)	24,162,000	24,529,674
Societe Generale SA
6.45% to 01/10/2028 then 1 yr. CMT Rate + 2.55%, 01/10/2029 (Callable 01/10/2028) (a)	2,000,000	2,058,616
5.50% to 04/13/2028 then 1 yr. CMT Rate + 1.20%, 04/13/2029 (Callable 04/13/2028) (a)	5,000,000	5,074,695
5.25% to 05/22/2028 then SOFR + 1.42%, 05/22/2029 (Callable 05/22/2028) (a)	10,000,000	10,097,041
Standard Chartered PLC
6.75% to 02/08/2027 then 1 yr. CMT Rate + 1.85%, 02/08/2028 (Callable 02/08/2027) (a)	14,675,000	14,934,191
5.55% to 01/21/2028 then 1 yr. CMT Rate + 1.05%, 01/21/2029 (Callable 01/21/2028) (a)	9,585,000	9,726,443
Store Capital LLC, 4.63%, 03/15/2029 (Callable 12/15/2028)	6,257,000	6,190,278
Sumitomo Mitsui Financial Group, Inc., 4.11%, 01/15/2029	10,000,000	9,912,513
Sumitomo Mitsui Trust Bank Ltd., 4.45%, 09/10/2027 (a)	18,150,000	18,198,835
Svenska Handelsbanken AB, 5.50%, 06/15/2028 (a)	3,555,000	3,631,076
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	10,367,000	10,481,257
Synchrony Financial, 3.95%, 12/01/2027 (Callable 09/01/2027)	42,500,000	41,974,334
UBS AG/Stamford CT, 4.30% to 03/16/2028 then SOFR + 0.81%, 03/16/2029 (Callable 03/16/2028)	20,000,000	19,974,134
UBS Group AG
3.87% to 01/12/2028 then 3 mo. LIBOR USD + 1.41%, 01/12/2029 (Callable 01/12/2028) (a)(b)	10,000,000	9,884,832
4.15% to 12/23/2028 then SOFR + 0.84%, 12/23/2029 (Callable 12/23/2028) (a)	4,438,000	4,387,242
4.21% to 04/10/2029 then SOFR + 0.84%, 04/10/2030 (Callable 04/10/2029) (a)	27,300,000	26,953,825
Wells Fargo & Co.
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028 (Callable 04/22/2027)	31,500,000	31,906,332
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	21,182,000	20,981,831
4.97% (SOFR + 1.37%), 04/23/2029 (Callable 04/23/2028)	3,000,000	3,026,012
4.18% (SOFR + 0.74%), 01/23/2030 (Callable 01/23/2029)	8,500,000	8,424,688
Western-Southern Global Funding, 4.50%, 07/16/2028 (a)	47,323,000	47,307,635
		2,442,885,272

Industrials - 29.5% (c)
180 Medical, Inc., 3.88%, 10/15/2029 (Callable 04/11/2026) (a)	23,570,000	22,898,057
7-Eleven, Inc., 1.30%, 02/10/2028 (Callable 12/10/2027) (a)	3,000,000	2,829,819
Advance Auto Parts, Inc., 1.75%, 10/01/2027 (Callable 08/01/2027)	5,000,000	4,705,672
Adventist Health System/West, 2.95%, 03/01/2029 (Callable 12/01/2028)	19,750,000	18,789,530
AGCO Corp., 5.45%, 03/21/2027 (Callable 02/21/2027)	12,000,000	12,081,742
Aker BP ASA, 5.60%, 06/13/2028 (Callable 05/13/2028) (a)	32,255,000	32,907,095
Allegion US Holding Co., Inc., 3.55%, 10/01/2027 (Callable 07/01/2027)	3,914,000	3,858,256
Amcor Flexibles North America, Inc.
4.80%, 03/17/2028	17,400,000	17,505,094
4.25%, 03/08/2029 (Callable 02/08/2029)	26,100,000	25,860,212
Amrize Finance US LLC, 4.70%, 04/07/2028 (Callable 03/07/2028)	20,000,000	20,118,124
Anglo American Capital PLC
4.75%, 04/10/2027 (a)	8,390,000	8,398,861
4.50%, 03/15/2028 (Callable 12/15/2027) (a)	42,000,000	42,001,019
APA Corp., 4.38%, 10/15/2028 (Callable 04/06/2026)	9,783,000	9,829,687
ArcelorMittal SA, 6.55%, 11/29/2027 (Callable 10/29/2027)	46,171,000	47,579,798
Ashtead Capital, Inc.
1.50%, 08/12/2026 (Callable 07/12/2026) (a)	13,759,000	13,603,050
4.38%, 08/15/2027 (Callable 04/16/2026) (a)	21,744,000	21,617,326
AutoNation, Inc., 4.45%, 01/15/2029 (Callable 12/15/2028)	27,000,000	26,775,531
Baxter International, Inc.
2.27%, 12/01/2028 (Callable 10/01/2028)	48,425,000	45,124,427
4.45%, 02/15/2029 (Callable 01/15/2029)	13,950,000	13,774,809
Bayport Polymers LLC, 4.74%, 04/14/2027 (Callable 03/14/2027) (a)	2,500,000	2,501,194
Berry Global, Inc., 4.88%, 07/15/2026 (Callable 04/15/2026) (a)	16,369,000	16,370,727
BMW US Capital LLC
4.60%, 08/13/2027 (a)	25,000,000	25,073,276
4.40%, 03/19/2029 (a)	35,175,000	35,109,486
Boeing Co., 6.26%, 05/01/2027 (Callable 04/01/2027)	7,000,000	7,120,854
Boston Medical Center Corp., 3.91%, 07/01/2028	20,555,000	20,222,785
British Telecommunications PLC, 3.25%, 11/08/2029 (Callable 08/08/2029) (a)	6,530,000	6,270,686
Broadcom, Inc., 5.05%, 07/12/2027 (Callable 06/12/2027)	17,877,000	18,060,336
Brunswick Corp./DE, 5.85%, 03/18/2029 (Callable 02/18/2029)	1,000,000	1,023,259
Campbell's Co., 5.20%, 03/19/2027	7,000,000	7,037,635
Canadian Natural Resources Ltd., 3.85%, 06/01/2027 (Callable 03/01/2027)	6,092,000	6,057,447
Carnival Corp., 4.00%, 08/01/2028 (Callable 05/01/2028) (a)	28,754,000	28,077,642
CCL Industries, Inc., 3.25%, 10/01/2026 (Callable 07/01/2026) (a)	5,780,000	5,742,270
CDW LLC / CDW Finance Corp., 3.25%, 02/15/2029 (Callable 05/01/2026)	5,395,000	5,137,883
Charles River Laboratories International, Inc., 4.25%, 05/01/2028 (Callable 04/16/2026) (a)	9,000,000	8,797,252
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028 (Callable 12/15/2027)	18,375,000	18,214,523
2.25%, 01/15/2029 (Callable 11/15/2028)	10,710,000	10,009,830
Cheniere Energy, Inc., 4.63%, 10/15/2028 (Callable 04/11/2026)	46,750,000	46,631,860
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/2028 (Callable 07/15/2028) (a)	35,761,000	36,923,005
Conagra Brands, Inc., 7.00%, 10/01/2028	21,120,000	22,220,188
Concentrix Corp.
6.65%, 08/02/2026 (Callable 07/02/2026)	11,616,000	11,667,153
6.60%, 08/02/2028 (Callable 07/02/2028)	7,500,000	7,454,172
6.50%, 03/01/2029 (Callable 02/01/2029)	40,000,000	38,905,905
ConocoPhillips Co., 4.40%, 07/15/2027 (Callable 04/15/2027)	4,700,000	4,698,903
Crown Castle, Inc., 4.30%, 02/15/2029 (Callable 11/15/2028)	22,325,000	22,059,193
CVS Health Corp., 4.30%, 03/25/2028 (Callable 12/25/2027)	26,434,000	26,340,310
CVS Pass-Through Trust
5.88%, 01/10/2028	1,987,206	1,994,612
6.04%, 12/10/2028	16,102,141	16,253,297
6.94%, 01/10/2030	4,903,256	5,048,277
CVS Pass-Through Trust Series 2009, 8.35%, 07/10/2031 (a)	2,087,925	2,262,117
Daimler Truck Finance North America LLC
4.30%, 08/12/2027 (a)	22,275,000	22,232,121
5.13%, 09/25/2027 (Callable 08/25/2027) (a)	20,000,000	20,161,852
DCP Midstream Operating LP
5.63%, 07/15/2027 (Callable 04/15/2027)	22,291,000	22,580,637
5.13%, 05/15/2029 (Callable 02/15/2029)	9,221,000	9,382,835
Discovery Global Holdings, Inc., 3.76%, 03/15/2027 (Callable 02/15/2027)	14,911,000	14,728,191
DXC Technology Co.
1.80%, 09/15/2026 (Callable 08/15/2026)	19,654,000	19,410,666
2.38%, 09/15/2028 (Callable 07/15/2028)	5,000,000	4,695,191
Edwards Lifesciences Corp., 4.30%, 06/15/2028 (Callable 03/15/2028)	15,000,000	14,983,856
Element Fleet Management Corp., 6.32%, 12/04/2028 (Callable 11/04/2028) (a)	16,000,000	16,671,292
Enbridge, Inc., 4.60%, 06/20/2028 (Callable 05/20/2028)	4,000,000	4,010,450
EQT Corp., 5.70%, 04/01/2028 (Callable 03/01/2028)	10,184,000	10,419,319
Evernorth Health, Inc., 3.40%, 03/01/2027 (Callable 12/01/2026)	5,500,000	5,449,148
Fedex Freight Holding Co., Inc., 4.30%, 03/15/2029 (Callable 02/15/2029) (a)	17,600,000	17,388,955
Ferguson Finance PLC
4.25%, 04/20/2027 (Callable 03/20/2027) (a)	3,100,000	3,094,857
4.50%, 10/24/2028 (Callable 07/24/2028) (a)	39,145,000	38,975,138
Fidelity National Information Services, Inc.
4.55%, 03/10/2029 (Callable 02/10/2029)	6,000,000	5,971,709
3.75%, 05/21/2029 (Callable 02/21/2029)	54,999,000	53,382,152
Fiserv, Inc., 3.50%, 07/01/2029 (Callable 04/01/2029)	5,000,000	4,789,018
Flex Ltd., 6.00%, 01/15/2028 (Callable 12/15/2027)	19,734,000	20,137,191
FMC Corp., 3.20%, 10/01/2026 (Callable 08/01/2026)	4,550,000	4,505,352
Ford Motor Credit Co. LLC
4.54%, 08/01/2026 (Callable 06/01/2026)	26,417,000	26,380,010
5.80%, 03/05/2027 (Callable 02/05/2027)	21,000,000	21,115,815
7.35%, 11/04/2027 (Callable 10/04/2027)	5,000,000	5,160,237
5.92%, 03/20/2028 (Callable 02/20/2028)	3,550,000	3,594,994
4.97%, 04/06/2029 (Callable 03/06/2029)	2,075,000	2,049,400
Freeport-McMoRan, Inc., 4.13%, 03/01/2028 (Callable 05/01/2026)	11,640,000	11,544,295
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026 (Callable 11/01/2026) (a)	25,307,000	24,816,800
3.75%, 06/15/2029 (Callable 03/15/2029) (a)	11,797,000	11,448,233
Frontier Communications Holdings LLC, 8.75%, 05/15/2030 (Callable 04/11/2026) (a)	11,288,000	11,582,459
Gartner, Inc., 3.63%, 06/15/2029 (Callable 05/01/2026) (a)	23,275,000	21,896,167
GE HealthCare Technologies, Inc., 4.15%, 12/15/2028 (Callable 11/15/2028)	18,625,000	18,503,368
General Motors Financial Co., Inc.
5.35%, 07/15/2027	30,000,000	30,283,967
5.05%, 04/04/2028	15,000,000	15,130,220
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/2029 (Callable 05/04/2029)	7,680,000	7,902,298
GFL Environmental, Inc., 3.50%, 09/01/2028 (Callable 03/01/2028) (a)	36,715,000	35,698,336
Glencore Funding LLC
5.34%, 04/04/2027 (a)	29,875,000	30,113,667
3.88%, 10/27/2027 (Callable 07/27/2027) (a)	12,381,000	12,255,624
4.91%, 04/01/2028 (a)	10,000,000	10,075,331
5.37%, 04/04/2029 (Callable 03/04/2029) (a)	3,575,000	3,649,344
Global Payments, Inc.
2.15%, 01/15/2027 (Callable 12/15/2026)	10,000,000	9,818,404
4.55%, 03/15/2028	21,800,000	21,703,181
4.50%, 11/15/2028 (Callable 10/15/2028)	20,000,000	19,804,167
3.20%, 08/15/2029 (Callable 05/15/2029)	10,000,000	9,431,581
Gray Oak Pipeline LLC, 3.45%, 10/15/2027 (Callable 08/15/2027) (a)	17,173,000	16,845,625
Helmerich & Payne, Inc., 4.65%, 12/01/2027 (Callable 11/01/2027)	32,200,000	32,231,772
Hess Midstream Operations LP
5.88%, 03/01/2028 (Callable 04/11/2026) (a)	20,465,000	20,596,303
5.13%, 06/15/2028 (Callable 05/01/2026) (a)	3,192,000	3,182,620
Hewlett Packard Enterprise Co.
4.40%, 09/25/2027 (Callable 08/25/2027)	17,625,000	17,598,949
4.15%, 09/15/2028 (Callable 08/15/2028)	15,000,000	14,879,949
4.60%, 03/23/2029 (Callable 02/23/2029)	27,000,000	26,975,190
Hexcel Corp., 4.20%, 02/15/2027 (Callable 11/15/2026) (d)	40,161,000	40,027,822
Hubbell, Inc., 3.50%, 02/15/2028 (Callable 11/15/2027)	17,421,000	17,157,833
Hyatt Hotels Corp.
5.05%, 03/30/2028 (Callable 02/29/2028)	15,000,000	15,124,699
5.25%, 06/30/2029 (Callable 05/30/2029)	10,000,000	10,156,080
Hyundai Capital America
5.28%, 06/24/2027 (a)	5,000,000	5,042,250
4.90%, 06/23/2028 (a)	20,000,000	20,085,839
4.25%, 09/18/2028 (a)	15,000,000	14,863,926
4.25%, 01/08/2029 (a)	8,775,000	8,678,832
4.75%, 04/06/2029 (a)	11,000,000	10,991,457
Icon Investments Six DAC
5.81%, 05/08/2027 (Callable 04/08/2027)	20,000,000	20,101,266
5.85%, 05/08/2029 (Callable 04/08/2029)	4,644,000	4,735,094
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (Callable 08/15/2027) (a)	61,480,000	58,968,409
IQVIA, Inc., 5.70%, 05/15/2028 (Callable 04/15/2028)	47,000,000	47,909,920
Jabil, Inc.
4.25%, 05/15/2027 (Callable 04/15/2027)	8,345,000	8,323,564
4.20%, 02/01/2029 (Callable 01/01/2029)	6,700,000	6,618,722
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028 (Callable 07/18/2028)	11,762,000	12,206,105
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 3.00%, 02/02/2029 (Callable 12/02/2028)	10,000,000	9,592,125
Keurig Dr Pepper, Inc.
4.35%, 05/15/2028 (Callable 04/15/2028)	14,000,000	13,949,996
4.60%, 05/25/2028 (Callable 02/25/2028)	5,000,000	4,998,469
5.05%, 03/15/2029 (Callable 02/15/2029)	14,758,000	14,918,582
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 (Callable 09/15/2026)	59,013,000	58,055,234
Leidos, Inc., 4.10%, 03/15/2029 (Callable 02/15/2029)	36,075,000	35,718,091
LG Energy Solution Ltd.
5.38%, 07/02/2027 (a)	30,000,000	30,198,758
5.25%, 04/02/2028 (a)	15,000,000	15,106,594
5.00%, 04/02/2029 (a)	13,700,000	13,718,627
LKQ Corp., 5.75%, 06/15/2028 (Callable 05/15/2028)	54,425,000	55,391,430
Louisiana-Pacific Corp., 3.63%, 03/15/2029 (Callable 05/01/2026) (a)	20,514,000	19,671,772
LYB Finance Co. BV, 8.10%, 03/15/2027 (a)	4,747,000	4,907,207
Maple Parent Holdings Corp., 4.75%, 03/26/2029 (Callable 02/26/2029) (a)	15,000,000	14,997,584
Mars, Inc., 4.60%, 03/01/2028 (Callable 02/01/2028) (a)	34,850,000	35,060,015
MasTec, Inc., 4.50%, 08/15/2028 (Callable 05/01/2026) (a)	16,311,000	16,133,974
Medline Borrower LP, 3.88%, 04/01/2029 (Callable 05/01/2026) (a)	32,445,000	31,386,054
Mercedes-Benz Finance North America LLC, 4.25%, 03/10/2029 (a)	48,500,000	48,149,804
Metropolitan Detroit Area Hospital Services, Inc., 4.48%, 12/01/2029 (a)	3,495,000	3,435,130
Microchip Technology, Inc., 4.90%, 03/15/2028	29,796,000	29,976,381
Molex Electronic Technologies LLC, 4.75%, 04/30/2028 (Callable 03/30/2028) (a)	49,094,000	49,303,452
Mosaic Co., 4.35%, 01/15/2029 (Callable 12/15/2028)	18,325,000	18,228,012
Mylan, Inc., 4.55%, 04/15/2028 (Callable 01/15/2028)	4,200,000	4,178,391
NGPL PipeCo LLC, 4.88%, 08/15/2027 (Callable 02/15/2027) (a)	6,460,000	6,473,175
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/2026 (a)	5,000,000	5,024,636
5.30%, 09/13/2027 (a)	27,225,000	27,042,729
NTT Finance Corp., 4.62%, 07/16/2028 (a)	17,950,000	18,018,239
nVent Finance Sarl, 4.55%, 04/15/2028 (Callable 01/15/2028)	12,092,000	12,063,739
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.30%, 08/19/2028 (Callable 07/19/2028)	5,000,000	4,975,848
Occidental Petroleum Corp., 3.00%, 02/15/2027 (Callable 11/15/2026)	5,920,000	5,847,276
Oracle Corp.
2.30%, 03/25/2028 (Callable 01/25/2028)	10,000,000	9,525,587
4.55%, 02/04/2029 (Callable 01/04/2029)	20,000,000	19,747,235
Owens Corning, 5.50%, 06/15/2027 (Callable 05/15/2027)	15,000,000	15,178,307
PeaceHealth Obligated Group, 4.34%, 11/15/2028 (Callable 08/15/2028)	15,000,000	14,927,959
Penske Truck Leasing Co. Lp / PTL Finance Corp., 4.20%, 04/01/2027 (Callable 01/01/2027) (a)	1,825,000	1,819,838
POSCO, 4.50%, 08/04/2027 (a)	9,000,000	8,997,043
PRA Health Sciences, Inc., 2.88%, 07/15/2026 (Callable 05/01/2026) (a)	18,956,000	18,803,987
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	1,954,000	1,933,487
Quanta Services, Inc., 4.75%, 08/09/2027 (Callable 07/09/2027)	30,400,000	30,547,393
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/2027 (Callable 03/26/2027) (a)	38,750,000	38,162,706
Regal Rexnord Corp., 6.05%, 04/15/2028 (Callable 03/15/2028)	25,450,000	26,102,806
Renesas Electronics Corp., 2.17%, 11/25/2026 (Callable 10/25/2026) (a)	5,919,000	5,827,317
Repsol E&P Capital Markets US LLC, 4.81%, 09/16/2028 (Callable 08/16/2028) (a)	23,725,000	23,823,892
Rolls-Royce PLC, 5.75%, 10/15/2027 (Callable 07/15/2027) (a)	28,020,000	28,459,232
Royal Caribbean Cruises Ltd., 5.50%, 04/01/2028 (Callable 10/01/2027) (a)	23,000,000	23,259,996
Sabal Trail Transmission LLC, 4.25%, 05/01/2028 (Callable 02/01/2028) (a)	9,041,000	8,927,551
Salesforce, Inc., 4.50%, 03/15/2028 (Callable 02/15/2028)	31,575,000	31,583,131
SBA Communications Corp., 3.13%, 02/01/2029 (Callable 05/01/2026)	12,564,000	11,905,280
Schlumberger Holdings Corp., 5.00%, 05/29/2027 (Callable 04/29/2027) (a)	27,775,000	27,969,147
Sealed Air Corp., 1.57%, 10/15/2026 (Callable 09/15/2026) (a)	23,240,000	23,193,581
SK hynix, Inc.
6.38%, 01/17/2028 (a)	16,288,000	16,815,219
4.25%, 09/11/2028 (a)	22,775,000	22,648,668
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027 (Callable 08/01/2027)	37,280,000	37,429,814
5.03%, 10/01/2029 (Callable 09/01/2029)	8,000,000	8,051,544
Sprint Capital Corp., 6.88%, 11/15/2028	35,118,000	37,130,570
Steel Dynamics, Inc., 4.00%, 12/15/2028 (Callable 11/15/2028)	41,900,000	41,444,689
Stellantis Finance US, Inc.
1.71%, 01/29/2027 (Callable 12/29/2026) (a)	21,379,000	20,850,257
5.35%, 03/17/2028 (Callable 02/17/2028) (a)	10,000,000	10,071,003
Stellantis Financial Services US Corp., 4.95%, 09/15/2028 (Callable 08/15/2028) (a)	14,750,000	14,668,862
Syensqo Finance America LLC, 5.65%, 06/04/2029 (Callable 05/04/2029) (a)	10,000,000	10,234,507
Synopsys, Inc., 4.65%, 04/01/2028 (Callable 03/01/2028)	13,000,000	13,047,679
Targa Resources Corp., 4.35%, 01/15/2029 (Callable 12/15/2028)	23,200,000	23,102,827
TD SYNNEX Corp., 4.30%, 01/17/2029 (Callable 12/17/2028)	34,100,000	33,721,092
Texas Gas Transmission LLC, 7.25%, 07/15/2027	5,100,000	5,256,129
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 04/01/2026) (a)	20,788,000	20,765,767
Tyson Foods, Inc., 4.35%, 03/01/2029 (Callable 12/01/2028)	23,895,000	23,817,313
United Rentals North America, Inc., 3.88%, 11/15/2027 (Callable 04/11/2026)	24,150,000	23,798,668
Var Energi ASA
5.00%, 05/18/2027 (Callable 04/18/2027) (a)	6,575,000	6,604,257
7.50%, 01/15/2028 (Callable 12/15/2027) (a)	15,645,000	16,365,819
5.88%, 05/22/2030 (Callable 04/22/2030) (a)	11,757,000	12,129,078
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)	16,819,000	16,834,199
VICI Properties LP / VICI Note Co., Inc.
5.75%, 02/01/2027 (Callable 11/01/2026) (a)	25,144,000	25,288,708
4.50%, 01/15/2028 (Callable 10/15/2027) (a)	14,575,000	14,488,876
Volkswagen Group of America Finance LLC
4.85%, 08/15/2027 (a)	12,000,000	12,035,923
5.05%, 03/27/2028 (Callable 02/27/2028) (a)	8,775,000	8,830,048
Vontier Corp., 2.40%, 04/01/2028 (Callable 02/01/2028)	6,631,000	6,355,823
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/2028 (Callable 06/15/2028) (d)	53,035,000	53,190,536
Whistler Pipeline LLC, 5.40%, 09/30/2029 (Callable 08/30/2029) (a)	11,475,000	11,754,332
Woodside Finance Ltd., 4.90%, 05/19/2028 (Callable 04/19/2028)	38,515,000	38,821,160
XPO, Inc., 6.25%, 06/01/2028 (Callable 04/11/2026) (a)	6,490,000	6,570,268
Yara International ASA, 4.75%, 06/01/2028 (Callable 03/01/2028) (a)	4,848,000	4,852,120
		3,537,966,794

Utilities - 2.9%
Alliant Energy Finance LLC
5.40%, 06/06/2027 (Callable 05/06/2027) (a)	25,000,000	25,209,610
4.25%, 06/15/2028 (Callable 03/15/2028) (a)	20,716,000	20,582,440
5.95%, 03/30/2029 (Callable 02/28/2029) (a)	15,020,000	15,579,728
Ausgrid Finance Pty Ltd., 4.35%, 08/01/2028 (Callable 05/01/2028) (a)	34,676,000	34,527,725
Brooklyn Union Gas Co., 4.63%, 08/05/2027 (Callable 07/05/2027) (a)	1,000,000	999,776
Capital Power US Holdings, Inc., 5.26%, 06/01/2028 (Callable 05/01/2028) (a)	8,650,000	8,701,505
Cleveland Electric Illuminating Co., 3.50%, 04/01/2028 (Callable 01/01/2028) (a)	23,394,000	22,912,239
Constellation Energy Generation LLC, 5.60%, 03/01/2028 (Callable 02/01/2028)	17,324,000	17,707,995
DTE Energy Co.
4.95%, 07/01/2027 (Callable 06/01/2027)	23,175,000	23,324,891
4.88%, 06/01/2028 (Callable 05/01/2028)	10,367,000	10,460,050
5.10%, 03/01/2029 (Callable 02/01/2029)	10,000,000	10,168,477
Duquesne Light Holdings, Inc., 3.62%, 08/01/2027 (Callable 05/01/2027) (a)	10,100,000	9,974,674
Emera US Finance LLC, 4.50%, 04/01/2029 (Callable 03/01/2029)	18,050,000	18,028,505
ENEL Finance International NV
3.50%, 04/06/2028 (a)	24,042,000	23,578,035
4.13%, 09/30/2028 (a)	20,000,000	19,835,056
Essential Utilities, Inc., 4.80%, 08/15/2027 (Callable 07/15/2027)	25,400,000	25,496,636
Evergy Kansas Central, Inc., 4.70%, 03/13/2028	9,850,000	9,895,443
Evergy, Inc., 4.25%, 03/15/2029 (Callable 02/15/2029)	10,800,000	10,717,549
NextEra Energy Capital Holdings, Inc., 4.69%, 09/01/2027	17,950,000	18,036,598
Pennsylvania-American Water Co., 7.80%, 09/01/2026 (a)	8,000,000	8,106,454
Pinnacle West Capital Corp., 4.90%, 05/15/2028 (Callable 04/15/2028)	16,175,000	16,296,636
		350,140,022
TOTAL CORPORATE BONDS (Cost $6,315,082,229)		6,330,992,088

U.S. TREASURY SECURITIES - 31.8%	Par	Value
United States Treasury Note/Bond
4.25%, 01/15/2028	776,150,000	781,637,621
3.75%, 04/15/2028	362,650,000	362,154,189
3.63%, 08/15/2028	1,142,925,000	1,138,058,642
3.50%, 10/15/2028	1,394,050,000	1,383,213,436
3.50%, 03/15/2029	148,750,000	147,436,817
TOTAL U.S. TREASURY SECURITIES (Cost $3,823,324,090)		3,812,500,705

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.3%	Par	Value
BANK-2017, Series 2017-BNK7, Class A5, 3.44%, 09/15/2060 (Callable 09/15/2027)	18,036,000	17,757,535
BBCMS Trust
Series 2017-C1, Class A4, 3.67%, 02/15/2050 (Callable 02/15/2027)	6,699,000	6,640,131
Series 2021-C9, Class ASB, 1.96%, 02/15/2054 (Callable 02/15/2031)	13,039,685	12,443,234
Series 2023-C19, Class A2B, 5.75%, 04/15/2056 (Callable 04/15/2033)	14,695,000	14,868,952
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 01/15/2051 (Callable 01/15/2028) (e)	13,730,000	13,549,418
Series 2018-B2, Class A5, 3.88%, 02/15/2051 (Callable 02/15/2028) (e)	14,970,000	14,755,685
Series 2018-B3, Class A5, 4.03%, 04/10/2051 (Callable 04/10/2028)	33,748,596	33,292,433
Series 2018-B5, Class A4, 4.21%, 07/15/2051 (Callable 08/15/2028)	6,869,000	6,797,119
Series 2018-B6, Class A4, 4.26%, 10/10/2051 (Callable 10/10/2028)	2,235,000	2,217,982
Series 2019-B9, Class A5, 4.02%, 03/15/2052 (Callable 02/15/2029)	17,135,000	16,758,083
Series 2023-V3, Class A2, 5.90%, 07/15/2056 (Callable 07/15/2028)	4,800,000	4,913,285
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/2050 (Callable 12/15/2027) (e)	2,200,000	2,155,590
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class A3, 3.84%, 12/10/2054 (Callable 12/10/2026)	2,750,000	2,733,476
Series 2017-C8, Class A4, 3.57%, 06/15/2050 (Callable 05/15/2027)	40,867,000	40,406,960
Citigroup Commercial Mortgage Trust
Series 2015-GC31, Class A4, 3.76%, 06/10/2048 (Callable 04/10/2026)	6,912,586	6,780,849
Series 2016-P6, Class A5, 3.72%, 12/10/2049 (Callable 01/10/2027) (e)	6,467,000	6,405,885
Series 2017-P7, Class A3, 3.44%, 04/14/2050 (Callable 04/14/2027)	8,175,442	8,117,176
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	39,700,000	38,893,856
Series 2018-C5, Class A4, 4.23%, 06/10/2051 (Callable 06/10/2028) (e)	1,135,000	1,126,607
Series 2018-C6, Class A4, 4.41%, 11/10/2051 (Callable 11/10/2028)	17,364,000	17,241,035
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2018-CD7, Class A4, 4.28%, 08/15/2051 (Callable 08/15/2028)	2,500,000	2,483,509
Commercial Mortgage Pass Through Certificates
Series 2017-COR2, Class A3, 3.51%, 09/10/2050 (Callable 09/10/2027)	22,289,000	22,010,345
Series 2018-COR3, Class A3, 4.23%, 05/10/2051 (Callable 05/10/2028)	3,050,000	2,991,411
Computershare Corporate Trust
Series 2016-BNK1, Class A3, 2.65%, 08/15/2049 (Callable 08/15/2026)	14,925,000	14,839,099
Series 2017-C38, Class A5, 3.45%, 07/15/2050 (Callable 06/15/2027)	38,228,000	37,711,135
Series 2017-C39, Class A5, 3.42%, 09/15/2050 (Callable 08/15/2027)	11,754,000	11,565,901
Series 2017-C40, Class A4, 3.58%, 10/15/2050 (Callable 10/15/2027)	6,600,000	6,506,554
Series 2017-C41, Class A4, 3.47%, 11/15/2050 (Callable 11/15/2027)	2,000,000	1,969,690
Series 2019-C51, Class A4, 3.31%, 06/15/2052 (Callable 06/15/2029)	2,969,000	2,831,963
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class A4, 3.39%, 06/15/2050 (Callable 06/15/2027)	5,330,000	5,260,430
Series 2017-CX9, Class A5, 3.45%, 09/15/2050 (Callable 09/15/2027)	1,700,000	1,672,427
Series 2018-CX12, Class A4, 4.22%, 08/15/2051 (Callable 08/15/2028) (e)	1,000,000	990,434
Series 2019-C17, Class A5, 3.02%, 09/15/2052 (Callable 09/15/2029)	4,666,000	4,414,341
GS Mortgage Securities Corp. II
Series 2014-GC22, Class A5, 3.86%, 06/10/2047 (Callable 04/10/2028)	3,236,483	3,148,653
Series 2016-GS2, Class A4, 3.05%, 05/10/2049 (Callable 05/10/2026)	2,659,184	2,655,430
Series 2016-GS3, Class A4, 2.85%, 10/10/2049 (Callable 10/10/2026)	3,309,000	3,283,697
Series 2017-GS5, Class A4, 3.67%, 03/10/2050 (Callable 03/10/2027)	29,428,254	29,130,119
Series 2017-GS6, Class A3, 3.43%, 05/10/2050 (Callable 05/10/2027)	16,878,197	16,677,301
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	1,677,847	1,672,443
Series 2016-JP4, Class A4, 3.65%, 12/15/2049 (Callable 04/15/2027) (e)	8,950,000	8,879,683
Series 2017-JP5, Class A5, 3.72%, 03/15/2050 (Callable 04/15/2027)	11,138,000	11,072,988
Series 2017-JP6, Class A5, 3.49%, 07/15/2050 (Callable 04/15/2028)	3,300,000	3,254,142
Series 2017-JP7, Class A5, 3.45%, 09/15/2050 (Callable 04/15/2028)	22,400,000	22,134,181
JPMBB Commercial Mortgage Securities Trust
Series 2014-C24, Class A5, 3.64%, 11/15/2047 (Callable 08/15/2027)	675,724	662,881
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 12/15/2027)	525,484	519,567
Series 2015-C27, Class A4, 3.18%, 02/15/2048 (Callable 09/15/2026)	303,426	298,055
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	15,165,000	14,999,234
Series 2017-C5, Class A5, 3.69%, 03/15/2050 (Callable 08/15/2027)	13,410,000	13,232,103
Ladder Capital Commercial Mortgage Securities LLC, Series 2017-LC26, Class A4, 3.55%, 07/12/2050 (Callable 07/10/2027) (a)	46,315,000	45,698,121
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class A4, 3.54%, 01/15/2049 (Callable 02/15/2028)	6,599,961	6,583,366
Series 2016-C31, Class A5, 3.10%, 11/15/2049 (Callable 11/15/2026)	2,800,000	2,777,243
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	8,030,000	7,926,445
Morgan Stanley Capital I, Inc.
Series 2017-H1, Class A5, 3.53%, 06/15/2050 (Callable 06/15/2027)	7,752,450	7,666,046
Series 2019-L2, Class A4, 4.07%, 03/15/2052 (Callable 03/15/2029)	3,000,000	2,957,339
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4, 3.43%, 08/15/2050 (Callable 08/15/2027)	6,845,000	6,723,050
Series 2017-C6, Class A5, 3.58%, 12/15/2050 (Callable 12/15/2027)	2,675,000	2,623,084
Series 2018-C10, Class A4, 4.31%, 05/15/2051 (Callable 06/15/2028)	10,500,000	10,411,534
Series 2018-C11, Class A5, 4.24%, 06/15/2051 (Callable 07/15/2028) (e)	12,825,000	12,722,595
Series 2018-C8, Class A4, 3.98%, 02/15/2051 (Callable 02/15/2028)	6,893,000	6,780,188
Series 2018-C9, Class A4, 4.12%, 03/15/2051 (Callable 04/15/2028) (e)	10,000,000	9,847,059
Series 2019-C16, Class A4, 3.60%, 04/15/2052 (Callable 04/15/2029)	3,650,000	3,527,887
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $644,174,848)		640,966,964

ASSET-BACKED SECURITIES - 4.1%	Par	Value
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class A2, 4.31%, 09/15/2033 (Callable 10/15/2028) (a)	14,301,289	14,306,047
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.75%, 02/25/2033 (Callable 04/25/2029) (a)	11,318,792	11,359,356
DLLAD LLC
Series 2024-1A, Class A3, 5.30%, 07/20/2029 (Callable 01/20/2029) (a)	41,447,000	42,081,147
Series 2025-1A, Class A3, 4.42%, 09/20/2030 (Callable 05/20/2030) (a)	8,650,000	8,693,611
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 08/15/2035 (Callable 02/15/2028) (a)	8,670,000	8,760,030
Ford Credit Floorplan LLC, Series 2024-3, Class A1, 4.30%, 09/15/2029 (a)	33,350,000	33,388,162
General Motors Co., Series 2024-4A, Class A1, 4.73%, 11/15/2029 (a)	51,373,000	51,751,378
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77%, 08/11/2036 (Callable 11/11/2028) (a)	46,450,000	48,051,081
GreatAmerica Leasing Receivables, Series 2024-2, Class A3, 5.00%, 09/15/2028 (Callable 09/15/2028) (a)	10,375,000	10,474,982
Hyundai Auto Lease Securitization Trust, Series 2026-A, Class A3, 3.97%, 12/15/2028 (Callable 07/15/2028) (a)	35,825,000	35,696,739
Navient Student Loan Trust
Series 2019-BA, Class A2A, 3.39%, 12/15/2059 (Callable 12/15/2029) (a)	1,682,265	1,657,137
Series 2019-EA, Class A2A, 2.64%, 05/15/2068 (Callable 03/15/2027) (a)	702,373	693,139
Series 2019-FA, Class A2, 2.60%, 08/15/2068 (Callable 07/15/2027) (a)	4,172,827	4,035,514
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 03/15/2029) (a)	5,014,136	4,590,447
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 09/15/2030) (a)	15,414,091	13,917,471
Nelnet Student Loan Trust
Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 01/20/2029) (a)	3,700,891	3,528,265
Series 2021-BA, Class AFX, 1.42%, 04/20/2062 (Callable 07/20/2029) (a)	5,110,284	4,840,880
Series 2021-DA, Class AFX, 1.63%, 04/20/2062 (Callable 04/20/2032) (a)	5,157,190	4,920,205
Santander Holdings USA, Inc., Series 2023-B, Class B, 5.64%, 12/15/2033 (Callable 02/15/2028) (a)	1,371,003	1,386,500
SFS Auto Receivables Securitization Trust, Series 2025-3A, Class A3, 4.12%, 04/21/2031 (Callable 05/20/2029) (a)	43,700,000	43,609,288
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class A3, 4.27%, 01/22/2029 (Callable 03/20/2028) (a)	25,425,000	25,467,241
Synchrony Card Funding LLC, Series 2025-A1, Class A, 4.78%, 02/15/2031	30,940,000	31,244,323
Towd Point Mortgage Trust
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 04/25/2026) (a)(e)	3,061,553	3,014,461
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 04/25/2026) (a)(e)	1,968,729	1,937,896
Toyota Lease Owner Trust, Series 2026-A, Class A3, 3.82%, 02/20/2029 (Callable 08/20/2028) (a)	9,375,000	9,314,143
Verizon Master Trust
Series 2024-8, Class A1A, 4.62%, 11/20/2030 (Callable 11/20/2027)	22,000,000	22,163,383
Series 2025-5, Class A1A, 4.40%, 06/20/2031 (Callable 06/20/2028)	21,900,000	21,992,736
Volkswagen Auto Lease Trust, Series 2025-B, Class A3, 4.01%, 01/22/2029 (Callable 01/20/2028)	28,300,000	28,260,057
TOTAL ASSET-BACKED SECURITIES (Cost $493,145,698)		491,135,619

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 3.3%	Par	Value
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 04/25/2026) (a)(e)	2,033,553	1,978,644
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 04/25/2026) (a)(e)	3,040,093	2,912,934
Series 2020-1, Class A1A, 1.66%, 03/25/2055 (Callable 04/25/2026) (a)	1,213,891	1,182,838
Series 2022-1, Class A1A, 3.50%, 12/25/2056 (Callable 04/25/2026) (a)(d)	7,025,497	6,837,056
CIM Trust, Series 2023-R4, Class A1, 5.00%, 05/25/2062 (Callable 04/25/2028) (a)(e)	21,140,732	21,006,511
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP2, Class A1, 3.21%, 02/25/2058 (Callable 08/25/2047) (a)(e)	1,731,762	1,712,931
COLT Funding LLC, Series 2020-RPL1, Class A1, 1.39%, 01/25/2065 (Callable 04/25/2026) (a)(e)	13,892,408	11,875,371
Countrywide Alternative Loan Trust
Series 2004-J2, Class 3A3, 5.50%, 04/25/2034 (Callable 04/25/2026)	12,123	12,277
Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 04/25/2026)	384,397	170,182
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL1, Class A1A, 3.65%, 07/25/2058 (Callable 10/25/2038) (a)(e)	9,941,317	9,790,310
FirstKey Homes Trust
Series 2022-SFR1, Class A, 4.15%, 05/19/2039 (a)	3,029,439	3,016,423
Series 2022-SFR2, Class A, 4.25%, 07/17/2039 (a)	23,680,471	23,566,954
Series 2022-SFR3, Class A, 4.25%, 07/17/2038 (a)	6,307,519	6,291,140
GCAT
Series 2022-HX1, Class A1, 2.89%, 12/27/2066 (Callable 01/25/2041) (a)(e)	19,629,951	18,147,929
Series 2025-NQM3, Class A1A, 5.55%, 05/25/2070 (Callable 06/25/2028) (a)(d)	23,735,398	23,829,417
Home Partners of America Trust, Series 2019-2, Class A, 2.70%, 10/19/2039 (Callable 04/17/2026) (a)	3,832,835	3,792,324
MASTR Alternative Loans Trust
Series 2003-5, Class 4A1, 5.50%, 07/25/2033 (Callable 04/25/2026)	774,720	768,524
Series 2003-5, Class 7A1, 5.00%, 10/01/2031	2,026	1,998
MFRA Trust, Series 2022-NQM1, Class A1, 5.11%, 12/25/2066 (Callable 04/25/2026) (a)(e)	13,330,644	13,145,277
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75%, 07/25/2059 (Callable 09/25/2043) (a)(e)	23,592,981	22,860,131
Onslow Bay Mortgage Loan Trust
Series 2023-NQM9, Class A1, 7.16%, 10/25/2063 (Callable 10/25/2026) (a)(d)	5,208,080	5,246,430
Series 2025-NQM14, Class A1, 5.16%, 07/25/2065 (Callable 07/25/2028) (a)(d)	27,156,470	27,125,392
Series 2026-NQM3, Class A1, 4.65%, 01/25/2066 (Callable 02/25/2029) (a)(e)	35,933,863	35,580,985
Renaissance NIM Trust, Series 2007-2, Class AF2, Pool 2007-2, 5.68%, 06/25/2037 (Callable 04/25/2033) (d)	1,914,212	440,753
Rithm Capital Corp.
Series 2020-RPL1, Class A1, 2.75%, 11/25/2059 (Callable 04/25/2042) (a)(e)	32,624,299	31,311,986
Series 2024-NQM2, Class A1, 5.12%, 09/25/2064 (Callable 08/25/2030) (a)(e)	20,954,443	20,882,603
Structured Asset Securities Corp., Series 2004-4XS, Class 1A6, 5.05%, 02/25/2034 (Callable 04/25/2026) (d)	2,111	2,100
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 4.77%, 10/25/2043 (Callable 04/25/2026) (e)	805,191	764,164
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75%, 06/25/2057 (Callable 08/25/2030) (a)(e)	4,159,671	4,092,384
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 12/25/2030) (a)(e)	8,372,823	8,269,265
Series 2018-3, Class A1, 3.75%, 05/25/2058 (Callable 01/25/2030) (a)(e)	1,790,144	1,755,889
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 03/25/2032) (a)(e)	287,001	285,770
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 03/25/2033) (a)(e)	3,993,176	3,838,049
Series 2020-1, Class A1, 2.71%, 01/25/2060 (Callable 08/25/2030) (a)(e)	2,082,383	2,009,885
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 08/25/2031) (a)	20,816,185	18,971,730
Verus Securitization Trust
Series 2025-6, Class A1, 5.42%, 07/25/2070 (Callable 07/25/2028) (a)(d)	18,871,780	18,935,957
Series 2026-3, Class A1, 4.93%, 03/25/2071 (Callable 03/25/2029) (a)(e)	36,350,000	36,086,083
WaMu Mortgage Pass Through Certificates, Series 2004-AR3, Class A1, 5.30%, 06/25/2034 (Callable 04/25/2026) (e)	925,191	885,126
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $398,408,070)		389,383,722

MUNICIPAL BONDS - 0.7%	Par	Value
Alaska Industrial Development & Export Authority, 5.25%, 03/01/2030 (Callable 05/02/2026)	2,295,000	2,296,853
Arlington Higher Education Finance Corp., 3.00%, 08/15/2044 (Callable 05/02/2026) (f)	22,010,000	21,902,314
California Municipal Finance Authority
5.50%, 04/01/2029 (Callable 04/22/2026)	10,050,000	10,050,733
5.75%, 04/01/2030 (Callable 04/22/2026)	5,000,000	5,000,608
Central Plains Energy Project, 5.72%, 08/01/2028	1,320,000	1,347,948
City of Brockton MA, 5.41%, 08/01/2027	8,950,000	9,064,829
General Authority of Southcentral Pennsylvania
5.10%, 05/01/2050 (f)	4,750,000	4,752,432
5.50%, 05/01/2050 (f)	6,855,000	6,846,425
Homewood Educational Building Authority, 2.79%, 12/01/2027	2,000,000	1,942,393
Massachusetts Educational Financing Authority, 2.00%, 07/01/2037 (Callable 07/01/2031) (g)	700,000	570,569
Minnesota Housing Finance Agency, 4.34%, 01/01/2047 (Callable 01/01/2032)	1,275,000	1,258,433
Mississippi Hospital Equipment & Facilities Authority, 3.72%, 09/01/2026	8,000,000	7,974,795
New Jersey Economic Development Authority, 6.31%, 07/01/2026	560,000	561,764
Tennergy Corp./TN
5.97%, 06/01/2026	2,055,000	2,060,316
5.95%, 06/01/2027	800,000	814,692
Utah Housing Corp., 3.88%, 01/01/2050 (Callable 07/01/2029)	1,940,000	1,907,055
Westvaco Corp., 7.67%, 01/15/2027 (a)	3,900,000	3,985,914
TOTAL MUNICIPAL BONDS (Cost $82,487,438)		82,338,073

OTHER GOVERNMENT RELATED SECURITIES - 0.4%	Par	Value
Electricite de France SA, 4.50%, 09/21/2028 (Callable 06/21/2028) (a)	21,750,000	21,733,653
Korea National Oil Corp., 4.13%, 09/30/2027 (a)	20,000,000	19,953,955
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $41,717,978)		41,687,608

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.8%	Shares	Value
First American Government Obligations Fund - Class U, 3.60% (h)	461,837,654	461,837,654
TOTAL MONEY MARKET FUNDS (Cost $461,837,654)		461,837,654

TOTAL INVESTMENTS - 102.1% (Cost $12,260,178,005)		12,250,842,433
Liabilities in Excess of Other Assets - (2.1)%		(246,616,315)
TOTAL NET ASSETS - 100.0%		$12,004,226,118

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $3,718,883,979 or 31.0% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(f)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2026.

(g)	Security subject to the Alternative Minimum Tax ("AMT"). As of March 31, 2026, the total value of securities subject to the AMT was $570,569 or 0.0% of net assets.
(h)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Baird Short-Term Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$6,330,992,088	$–	$6,330,992,088
U.S. Treasury Securities	–	3,812,500,705	–	3,812,500,705
Non-Agency Commercial Mortgage-Backed Securities	–	640,966,964	–	640,966,964
Asset-Backed Securities	–	491,135,619	–	491,135,619
Non-Agency Residential Mortgage-Backed Securities	–	389,383,722	–	389,383,722
Municipal Bonds	–	82,338,073	–	82,338,073
Other Government Related Securities	–	41,687,608	–	41,687,608
Money Market Funds	461,837,654	–	–	461,837,654
Total Investments	$461,837,654	$11,789,004,779	$–	$12,250,842,433

Refer to the Schedule of Investments for further disaggregation of investment categories.